OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Schedule of Other Payables and Accruals
	As of December 31,
	2017	2018
	RMB	RMB
Payables for purchase of property, plant and equipment	894,631,342	1,036,077,418
Freight payables	351,465,861	354,320,859
Finance lease payables (note 25)	227,457,961	287,441,586
Countervailing and anti-dumping duty	12,091,245	176,534,482
Commission payables	21,549,703	92,962,871
Accrued warranty cost	71,589,630	83,035,845
Accrued utilities, rentals and interest	40,668,363	66,013,084
Contracted labor fee	39,766,982	62,191,471
Value-added tax and other tax payables	89,900,273	54,126,560
Accrued income tax	-	25,962,700
Accrued professional service fees	19,271,636	10,432,042
Public offering issuance cost	2,328,174	2,328,174
Government grants related to assets	6,551,657	2,018,720
Insurance premium payables	1,410,664	1,024,587
Others	26,116,103	26,554,161
Total	1,804,799,594	2,281,024,560